28. Segment information (Details - Long-lived assets) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 39,970	$ 42,748
GREECE
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,637	2,997
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	16,368	16,368
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,038	9,952
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	0	0
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,642	10,578
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,285	2,853
GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 0	$ 0